China Contribution Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
China
Multiemployer Plans [Line Items]
Annual Contributions	$ 83.1	$ 59.2	$ 79.2